Valuation and Qualifying Accounts (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of Beginning of Period	$ 851,191	$ 620,664	$ 995,462
Currency Translation Adjustments	(9,133)	(28,275)	(6,765)
Additions Charged to Costs and Expenses	2,001,614	604,761	747,828
Deductions from Allowances	(1,330,061)	(345,959)	(1,115,861)
Balance as of End of Period	1,513,611	851,191	620,664
Inventory Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of Beginning of Period	4,338,665	7,842,604	4,864,532
Currency Translation Adjustments	(32,485)	(230,112)	38,349
Additions Charged to Costs and Expenses	20,537,341	2,691,787	4,451,542
Additions Charged (Credited) to Other Accounts	2,743,170
Deductions from Allowances	(7,844,811)	(5,965,614)	(1,511,819)
Balance as of End of Period	19,741,880	4,338,665	7,842,604
Provisions For Purchase Commitments [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Additions Charged to Costs and Expenses	8,549,202
Additions Charged (Credited) to Other Accounts	(2,743,170)
Balance as of End of Period	$ 5,806,032